REGULATORY FRAMEWORK, Regulatory Framework for Non-Regulated Segments (Details)							3 Months Ended	12 Months Ended
	Jan. 28, 2019 ARS ($)	Mar. 27, 2018 ARS ($)	Dec. 01, 2017 ARS ($)	Apr. 01, 2017 ARS ($)	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Mar. 31, 2017 ARS ($)	Dec. 31, 2018 ARS ($) $ / m³	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Sep. 03, 2018 USD ($)
Domestic market [Abstract]
Increase in price of household bottles per ton							$ 650,000			$ 650,000
Increase in price of propane gas per ton									$ 1,267,000
Increase in price of propane gas per ton depending on customer									2,832,000
Subsidies booked								$ 406,727,000	347,655,000	314,028,000
Subsidies receivable from government								292,866,000	255,886,000
Compensation received from government per ton								$ 550,000
Foreign market [Abstract]
Capped amount of each dollar of the tax base or the official FOB price											$ 4
Tariff charge paid (per cubic meter) | $ / m³								0.0492
Tariff charge (per cubic meter) | $ / m³					0.405	0.049
Production and Commercialization of Liquids [Member]
Domestic market [Abstract]
Subsidies booked								$ 406,727,000	347,655,000	$ 314,028,000
Butane [Member]
Domestic market [Abstract]
Increase in price of household bottles per ton		$ 5,416,000	$ 4,302,000	$ 2,568,000
Foreign market [Abstract]
Export duty percentage											12.00%
Butane [Member] | Subsequent events [Member]
Domestic market [Abstract]
Increase in price of household bottles per ton	$ 9,154,000
Propane [Member]
Domestic market [Abstract]
Increase in price of household bottles per ton		$ 5,502,000	$ 4,290,000	$ 2,410,000
Increase in price of propane gas per ton									1,941,200
Increase in price of propane gas per ton depending on customer									$ 3,694,000
Foreign market [Abstract]
Export duty percentage											12.00%
Propane [Member] | Subsequent events [Member]
Domestic market [Abstract]
Increase in price of household bottles per ton	$ 9,042,000
Natural Gasoline [Member]
Foreign market [Abstract]
Export duty percentage											12.00%